Subsidiaries - Summary of Disclosure of Interest in Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Raging River Trading Proprietary Limited
Disclosure of subsidiaries [line items]
Name	Raging River Trading Proprietary Limited
% Equity interest	100.00%
Country of incorporation	South Africa
Nature of business	Licensed Western Cape Gambling and Racing Board ("WCGB") / software development
Raging River Trading Proprietary Limited | Betway Cares Foundation NPC
Disclosure of subsidiaries [line items]
% Equity interest	10.71%
Raging River Trading Proprietary Limited | Summit Bay Proprietary Limited
Disclosure of subsidiaries [line items]
% Equity interest	89.29%
Baytree Interactive Limited
Disclosure of subsidiaries [line items]
Name	Baytree Interactive Limited
% Equity interest	100.00%
Country of incorporation	Guernsey
Nature of business	Licensed with the Kahnawake Gaming Commission ("KGC")
Betway Limited
Disclosure of subsidiaries [line items]
Name	Betway Limited
% Equity interest	100.00%
Country of incorporation	Malta
Nature of business	Licensed with the MGA
Eastern Dawn Sports Proprietary Limited
Disclosure of subsidiaries [line items]
Name	Eastern Dawn Sports Proprietary Limited
% Equity interest	100.00%
Country of incorporation	South Africa
Nature of business	Licensed with the Mpumalanga Economic Regulator